SCHEDULE OF ACCRUED LIABILITIES AND OTHERS (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Payables and Accruals [Abstract]
Compensation and other contributions	$ 30,687	$ 82,368
Other current liability	55,985	42,832
Advance from customers	2,554	3,494
Operating lease liability	43,514	36,361
Total	$ 132,740	$ 165,055